Note 4 - Federal income tax: - Refundable Federal Income Tax Provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Refundable Federal income tax attributable to:
Current operations	$ (362,462)	$ (338,730)
Less, Nondeductible expenses	0	0
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	$ 0	$ 0